INCOME TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Provisions for current income tax	$ 1,799,951	$ 963,092
Provisions for deferred income tax	131,411	(218,239)
Total	$ 1,931,362	$ 744,853